GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill By Reportable Segments
Changes in the carrying amount of goodwill for our reportable segments for the years ended December 31, 2016 and 2015 were as follows:

	Retail	Group and Specialty	Healthcare Services	Total
	(in millions)
Balance at January 1, 2015	$1,059	$261	$1,911	$3,231
Acquisitions	—	—	35	35
Dispositions	—	—	(1)	(1)
Balance at December 31, 2015	1,059	261	1,945	3,265
Acquisitions	—	—	7	7
Balance at December 31, 2016	$1,059	$261	$1,952	$3,272

Details of Intangible Assets Included in Other Long-Term Assets
The following table presents details of our other intangible assets included in other long-term assets in the accompanying consolidated balance sheets at December 31, 2016 and 2015.

	Weighted Average Life	2016			2015
		Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
		(in millions)
Other intangible assets:
Customer contracts/relationships	9.8 years	$566	$347	$219	$566	$292	$274
Trade names and technology	8.3 years	104	69	35	104	54	50
Provider contracts	14.7 years	51	29	22	51	24	27
Noncompetes and other	8.2 years	32	28	4	32	26	6
Total other intangible assets	9.9 years	$753	$473	$280	$753	$396	$357

Schedule of Estimated Amortization Expense	The following table presents our estimate of amortization expense for each of the five next succeeding fiscal years:

(in millions)
For the years ending December 31,
2017	$71
2018	63
2019	52
2020	48
2021	14